INCOME TAXES (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 06, 2012 Dividend Declared [Member]	Dec. 31, 2012 Dividend Declared [Member] CNY	Dec. 31, 2014 Earliest Tax Year [Member]	Dec. 31, 2014 Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits if recognized that would affect effective tax rate	$ 2,106	13,067	14,342	6,024
Recognizes interest and penalties accrued	342	2,119	2,463	544
Unrecognized tax benefits reversed	398	2,469	241
Accrued interest and penalties	478	2,963	3,313	1,091
Statute of limitation period	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Group's tax filings.
Year open for examination							2011	2014
Net operating losses	927	5,754
Net operating losses expiration year							2015	2019
Distribution of dividends to all ordinary shareholders					Dec. 06, 2012
Dividends Payable, amount						90,000
Reversal of deferred tax liabilities arising from outside basis differences of foreign subsidiaries and VIEs			88,796
Cumulative temporary differences of investments in foreign subsidiaries	$ 87,359	542,027	304,191